Realized Gain (Loss)	12 Months Ended
Dec. 31, 2022
Realized Gain (Loss) [Abstract]
Realized Gain (Loss)

21. Realized Gain (Loss)

Details underlying realized gain (loss) (in millions) reported on the Consolidated Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2022	2021	2020
Fixed maturity AFS securities:
Gross gains	$37	$660	$26
Gross losses	(50)	(36)	(78)
Credit loss benefit (expense) (1)	(14)	(11)	(25)
Realized gain (loss) on equity securities (2)	12	41	8
Credit loss benefit (expense) on mortgage loans on real estate	(3)	111	(117)
Credit loss benefit (expense) on reinsurance-related assets (3)	(112)	7	-
Realized gain (loss) on the mark-to-market on certain instruments (4)(5)	683	169	(142)
Other gain (loss) on investments	(41)	(13)	(7)
Associated amortization of DAC, VOBA, DSI and DFEL
and changes in policyholder account balances	-	-	31
Total realized gain (loss) related to financial instruments
and reinsurance-related assets	512	928	(304)
Indexed product derivative results: (6)
Gross gain (loss)	74	22	38
Associated amortization of DAC, VOBA, DSI and DFEL	-	-	(26)
GLB rider fees ceded to LNBAR and attributed fees:
Gross gain (loss)	(168)	(91)	(205)
Associated amortization of DAC, VOBA, DSI and DFEL	-	-	(29)
Total realized gain (loss)	$418	$859	$(526)

(1)Includes changes in the allowance for credit losses as well as direct write-downs to amortized cost as a result of negative credit events.

(2)Includes mark-to-market adjustments on equity securities still held of $7 million, $44 million and $8 million for the years ended December 31, 2022, 2021 and 2020, respectively.

(3)See Note 8 for information on credit losses on reinsurance-related assets.

(4)Represents changes in the fair values of certain derivative investments (not including those associated with our variable and indexed annuity and IUL contracts net derivative results), reinsurance-related embedded derivatives, mortgage loans on real estate accounted for under the fair value option and trading securities. See Notes 1 and 8 for information regarding modified coinsurance.

(5)Includes gains and losses from fair value changes on mortgage loans on real estate accounted for under the fair value option of $(24) million, $3 million and $(24) million for the years ended December 31, 2022, 2021 and 2020, respectively.

(6)Represents the change in fair value of the index options that we hold and the change in the fair value of the embedded derivative liabilities of our indexed annuity contracts, IUL contracts and index options we may purchase or sell in the future to hedge policyholder index allocations applicable to future reset periods for our indexed annuity products.